Pledged assets (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Pledged Assets [Abstract]
Short-term borrowings	[1]	$ 164,000	$ 147,000	$ 138,000
For government grants	[1]	326	0	200
For customs duties and government grants	[1]	130	470	124
Restricted cash and cash equivalents		$ 164,326	$ 147,000	$ 138,200

[1]	The pledged assets are booked as restricted deposits and classified as current or noncurrent by its liquidity.